Capital and reserves - Company repurchased (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥)	Jan. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of shares repurchased | shares	6,111,276		6,111,276		111,043,373
Aggregate price paid	$ 12,763	¥ 82,160		¥ 82,160
December 2021
Disclosure of classes of share capital [line items]
Number of shares repurchased | shares	809,040		809,040
Aggregate price paid | $			$ 1,979
January 2022
Disclosure of classes of share capital [line items]
Number of shares repurchased | shares	674,036		674,036
Aggregate price paid | $			$ 1,624
February 2022
Disclosure of classes of share capital [line items]
Number of shares repurchased | shares	700,712		700,712
Aggregate price paid | $			$ 1,638
March 2022
Disclosure of classes of share capital [line items]
Number of shares repurchased | shares	1,612,600		1,612,600
Aggregate price paid | $			$ 3,371
April 2022
Disclosure of classes of share capital [line items]
Number of shares repurchased | shares	610,024		610,024
Aggregate price paid | $			$ 1,180
May 2022
Disclosure of classes of share capital [line items]
Number of shares repurchased | shares	702,104		702,104
Aggregate price paid | $			$ 1,100
June 2022
Disclosure of classes of share capital [line items]
Number of shares repurchased | shares	1,002,760		1,002,760
Aggregate price paid | $			$ 1,871
Minimum. | December 2021
Disclosure of classes of share capital [line items]
Price paid per share	$ 2.34		$ 2.34
Minimum. | January 2022
Disclosure of classes of share capital [line items]
Price paid per share	2.23		2.23
Minimum. | February 2022
Disclosure of classes of share capital [line items]
Price paid per share	2.03		2.03
Minimum. | March 2022
Disclosure of classes of share capital [line items]
Price paid per share	1.58		1.58
Minimum. | April 2022
Disclosure of classes of share capital [line items]
Price paid per share	1.75		1.75
Minimum. | May 2022
Disclosure of classes of share capital [line items]
Price paid per share	1.28		1.28
Minimum. | June 2022
Disclosure of classes of share capital [line items]
Price paid per share	1.28		1.28
Maximum. | December 2021
Disclosure of classes of share capital [line items]
Price paid per share	2.50		2.50
Maximum. | January 2022
Disclosure of classes of share capital [line items]
Price paid per share	2.48		2.48
Maximum. | February 2022
Disclosure of classes of share capital [line items]
Price paid per share	2.48		2.48
Maximum. | March 2022
Disclosure of classes of share capital [line items]
Price paid per share	2.48		2.48
Maximum. | April 2022
Disclosure of classes of share capital [line items]
Price paid per share	2.10		2.10
Maximum. | May 2022
Disclosure of classes of share capital [line items]
Price paid per share	1.95		1.95
Maximum. | June 2022
Disclosure of classes of share capital [line items]
Price paid per share	$ 2.38		$ 2.38